SHARE REPURCHASE PROGRAM (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Oct. 31, 2011 American Depository Shares (ADS)	Aug. 31, 2011 American Depository Shares (ADS)	Dec. 31, 2013 American Depository Shares (ADS)	Dec. 31, 2013 Ordinary Shares
Share repurchase program
Amount approved for share buy-back				$ 15,000	$ 5,000
Value of shares repurchased	3,683	1,394	12,835			17,912
Number of shares repurchased						2,100,000	12,500,000
Treasury stock shares reissued for exercise of options and vested restricted share units	1,433,774	469,874
Excess amount of cost of treasury stocks over par value	$ 5,672	$ 650